Expense Example - Class K, Institutional - BlackRock Systematic Multi-Strategy Fund - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	$ 1,231